TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before taxes, as reported in the consolidated statements of operations	$ 9,640	$ 7,594	$ 3,148
Israeli statutory corporate tax rate	24.00%	25.00%	26.50%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 2,314	$ 1,898	$ 834
Income tax at rate other than the Israeli statutory corporate tax rate	429	(749)	361
Non-deductible expenses, including share-based compensation expenses	629	744	1,338
Losses for which valuation allowance was provided (utilized)	975	(11,373)	209
Impact of rate change	943	679	0
Other	320	157	40
Actual tax expense (benefit)	$ 5,610	$ (8,644)	$ 2,782